Background (Details) - USD ($)		12 Months Ended
	Feb. 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Background [Line Items]
Exercise price per share		$ 1.04
Accumulated deficit		$ (70,373,484)	$ (58,201,455)
Operating loss		(11,807,063)	(15,482,364)	$ (11,860,621)
Cash and cash equivalents		897,680	$ 8,948,400
Going Concern [Member]
Background [Line Items]
Accumulated deficit		$ (70,400,000)
Employee Stock [Member]
Background [Line Items]
Initial public offering unit	4,819,277
Price per share	$ 4.15
Description of warrant		Each unit consisted of one common share and one warrant to purchase one common share (the “Warrants”).
Gross proceeds	$ 17,000,000
Exercise price per share	$ 4.15
Additional purchase share	722,891
Additional warrants share	722,891
Warrant offering per share	$ 0.01
Warrant purchase common share	722,891
Employee Stock [Member] | Background [Member]
Background [Line Items]
Exercise price per share	$ 4.15